Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Pre-tax gain or (loss) arising from domestic operations	$ (9,179,902)	$ (11,006,793)	$ (11,006,793)	$ 35,948,698
Pre-tax (losses) arising from foreign operations	(10,963)	$ (326,461)	(326,461)	(150,394)
NOL carryforwards			196,200,000
Decrease in deferred tax assets	70,000,000			$ 31,876,520
Generex Pharmaceuticals
NOL carryforwards	214,000,000		34,400,000
Antigen Express
NOL carryforwards	36,200,000		36,200,000
Regentys
NOL carryforwards	6,100,000		6,000,000
Olaregen
NOL carryforwards	$ 1,300,000		$ 1,100,000